Right of use assets and related lease liabilities - Future minimum lease payments (Details) $ in Thousands	Jun. 30, 2023 USD ($)
Disclosure of finance lease and operating lease by lessee [line items]
Total	$ 276,401
Discounting effect	(27,071)
Prepaid interest expense	(462)
Lease liabilities	248,868
Less than 1 year
Disclosure of finance lease and operating lease by lessee [line items]
Total	171,630
1 - 5 years
Disclosure of finance lease and operating lease by lessee [line items]
Total	89,155
5+ years
Disclosure of finance lease and operating lease by lessee [line items]
Total	$ 15,616